S000000714 [Member] Expense Example - Western Asset Core Plus Bond Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	553
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,003
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	543
CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	455
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,340
CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,620
CLASS R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,374
Class C1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	254
Expense Example, with Redemption, 3 Years	3,403
Expense Example, with Redemption, 5 Years	5,866
Expense Example, with Redemption, 10 Years	$ 8,554